Accounts and transactions with related parties (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Representaciones Chile Beer Kevin Michael Szot EIRL [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Loan
Commitments made by entity, related party transactions		$ 0	$ 10,000
Related Party Transactions Charges Credits on Income		$ 0	0
Representaciones Chile Beer Kevin Michael Szot EIRL [Member] | Loan Repayment [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Loan payment
Commitments made by entity, related party transactions		$ 0	10,000
Related Party Transactions Charges Credits on Income		$ 0	0
Representaciones Chile Beer Kevin Michael Szot EIRL [Member] | Sale Of Shares [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Sale of shares
Commitments made by entity, related party transactions		$ 0	42,506
Related Party Transactions Charges Credits on Income		$ 0	0
Minera Antucoya [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Sales of products
Commitments made by entity, related party transactions		$ 0	904
Related Party Transactions Charges Credits on Income		$ 0	641
Canal 13 SpA. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 1,155,452	$ 1,862,501	1,333,295
Related Party Transactions Charges Credits on Income	$ (1,155,452)	$ (1,862,501)	(1,333,295)
Vina Tabali S.A. [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 1,849	$ 2,200	2,400
Related Party Transactions Charges Credits on Income	$ 1,849	$ 2,200	2,400
Inversiones Irsa Ltda [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 8,471,325	$ 19,874,256	5,964,834
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Hapag-Lloyd Chile SpA. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 573,035	$ 455,343	63,170
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Inversiones Ro Elqui SpA [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Loan	Loan
Commitments made by entity, related party transactions	$ 0	$ 25,000	0
Related Party Transactions Charges Credits on Income	$ 0	0	0
Inversiones Ro Elqui SpA [Member] | Loan Repayment [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Loan payment
Commitments made by entity, related party transactions	$ 26,088	0
Related Party Transactions Charges Credits on Income	$ (1,088)	$ 0
Minera Centinela [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Sales of products
Commitments made by entity, related party transactions		$ 0	2,691
Related Party Transactions Charges Credits on Income		$ 0	1,902
Saam Logistics SA [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 667,898	$ 163,589	0
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Yanghe Chile Spa [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 2,240,801	$ 1,403,236	1,338,697
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Cervecera Kunstmann Ltda [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 832,185	$ 683,279	438,916
Related Party Transactions Charges Credits on Income	$ 644,128	$ 528,872	339,730
Cervecera Kunstmann Ltda [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 144,026	$ 123,548	86,545
Related Party Transactions Charges Credits on Income	$ (144,026)	$ (123,548)	(86,545)
Comercial Patagona Ltda. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 11,376,459	$ 9,919,947	7,256,373
Related Party Transactions Charges Credits on Income	$ 7,327,373	$ 6,389,260	4,673,700
Comercial Patagona Ltda. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 499,147	$ 514,992	475,007
Related Party Transactions Charges Credits on Income	$ (499,147)	$ (514,992)	(475,007)
Inversiones PFI Chile Ltda. [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 4,136,850	$ 1,288,570	1,500,292
Related Party Transactions Charges Credits on Income	$ 4,136,850	$ 1,288,570	1,500,292
Inversiones PFI Chile Ltda. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 0	$ 184,143	177,330
Related Party Transactions Charges Credits on Income	$ 0	$ (184,143)	(177,330)
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 20,804,801	$ 16,825,818	9,978,333
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Cervecera Valdivia SA [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 2,497,851	$ 2,446,878	2,499,985
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 2,655,807	$ 1,119,455	1,033,478
Related Party Transactions Charges Credits on Income	$ 0	0	0
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda One [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 9,021	11,495
Related Party Transactions Charges Credits on Income	$ 5,956	$ 7,590
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda One [Member] | Loan Recovery [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Loan recovery
Commitments made by entity, related party transactions		$ 36,710	37,013
Related Party Transactions Charges Credits on Income		$ 3,009	5,767
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda Two [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Sales of products
Commitments made by entity, related party transactions		$ 11,495	6,468
Related Party Transactions Charges Credits on Income		7,590	4,270
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda Two [Member] | Loan Recovery [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Loan and interest
Commitments made by entity, related party transactions	$ 32,772	36,710
Related Party Transactions Charges Credits on Income	$ 2,751	$ 3,009
Nestl Chile SA [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 8,447,312	$ 6,708,433	7,590,887
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Quienco SA [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 39,859	$ 21,151	13,829
Related Party Transactions Charges Credits on Income	$ 27,941	$ 14,827	9,695
Empresa Nacional de Energa Enex SA [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 502,566	$ 487,171	463,728
Related Party Transactions Charges Credits on Income	$ (502,566)	$ (487,171)	(463,728)
Empresa Nacional de Energa Enex SA [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 293,324	$ 153,960	124,888
Related Party Transactions Charges Credits on Income	$ (293,324)	(153,960)	(124,888)
Empresa Nacional de Energa Enex SA [Member] | Purchase Of Fixed Assets [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Purchase of fixed assets
Commitments made by entity, related party transactions	$ 173,828	0
Related Party Transactions Charges Credits on Income	$ 0	$ 0
Antofagasta Minerals S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,405	$ 3,280	9,796
Related Party Transactions Charges Credits on Income	$ 1,042	$ 2,433	7,266
Inversiones Enex S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,953,745	$ 1,713,899	1,078,599
Related Party Transactions Charges Credits on Income	$ 1,387,200	$ 1,216,904	765,828
Inversiones Y Rentas S.A. [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 10,557	$ 9,594	9,274
Related Party Transactions Charges Credits on Income	$ 10,557	$ 9,594	9,274
Inversiones Y Rentas S.A. [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 73,088,417	$ 169,256,200	46,345,861
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Banchile Corredores de Bolsa S.A. [Member] | Investment [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Investments	Investments
Commitments made by entity, related party transactions	$ 149,300,000	$ 91,000,000	488,700,000
Related Party Transactions Charges Credits on Income		$ 0	0
Banchile Corredores de Bolsa S.A. [Member] | Investment Rescue [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Investment Rescue	Investment Rescue
Commitments made by entity, related party transactions	$ 148,410,149	$ 116,319,261	483,900,000
Related Party Transactions Charges Credits on Income	$ 110,149	$ 17,476,786	73,833
Empresas Carozzi S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 137,697	$ 105,618	113,971
Related Party Transactions Charges Credits on Income	$ 129,228	$ 99,122	106,961
Empresas Carozzi S.A. [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 6,177,739	$ 3,930,995	4,818,549
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Inversiones Punta Brava SA [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,177	$ 0	734
Related Party Transactions Charges Credits on Income	$ 824	$ 0	521
Inversiones Punta Brava SA [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 449,860	$ 39,223	17,783
Related Party Transactions Charges Credits on Income	$ (449,860)	$ (39,223)	(17,783)
Transbank S.A. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 311,390	$ 318,312	279,243
Related Party Transactions Charges Credits on Income	$ (311,390)	$ (318,312)	(279,243)
SAAM Extraportuario SA [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 243,771	$ 26,759	26,662
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Radiodifusin SpA [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 103,396	$ 284,709	194,185
Related Party Transactions Charges Credits on Income	$ (103,396)	$ (284,709)	(194,185)
Radiodifusin SpA [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Purchase of products
Commitments made by entity, related party transactions		$ 18,180,143	14,135,192
Related Party Transactions Charges Credits on Income		0	0
Cervecera Austral SA [Member] | Dividends received [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Dividends received
Commitments made by entity, related party transactions	$ 3,374,340	1,771,495
Related Party Transactions Charges Credits on Income	$ 0	0
Cervecera Austral SA One [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Purchase of products
Commitments made by entity, related party transactions	$ 23,629,417	18,180,143
Related Party Transactions Charges Credits on Income	$ 0	$ 0
Cervecera Austral SA One [Member] | Dividends received [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Dividends received
Commitments made by entity, related party transactions		$ 1,771,495	635,969
Related Party Transactions Charges Credits on Income		$ 0	0
Cervecera Austral SA Two [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 376,620	$ 326,264	334,106
Related Party Transactions Charges Credits on Income	$ 376,620	326,264	334,106
Cervecera Austral SAThree [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 146,738	73,562
Related Party Transactions Charges Credits on Income	$ 105,831	$ 53,055
Cervecera Austral SAThree [Member] | Royalties [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Royalty
Commitments made by entity, related party transactions		$ 5,489,100	583,211
Related Party Transactions Charges Credits on Income		$ (5,489,100)	(583,211)
Cervecera Austral SA Four [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Sales of products
Commitments made by entity, related party transactions		$ 73,562	51,067
Related Party Transactions Charges Credits on Income		53,055	36,831
Cervecera Austral SA Four [Member] | Royalties [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Royalty
Commitments made by entity, related party transactions	$ 5,628,246	5,489,100
Related Party Transactions Charges Credits on Income	$ (5,628,246)	$ (5,489,100)
Banco de Chile [Member] | Derivatives [member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Derivatives	Derivatives
Commitments made by entity, related party transactions	$ 77,238,037	$ 90,001,229	157,275,212
Related Party Transactions Charges Credits on Income	$ (234,142)	$ 4,195,190	(4,262,234)
Banco de Chile One [Member] | Interests [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Interests	Interests
Commitments made by entity, related party transactions	$ 267,368	$ 72,605	121,403
Related Party Transactions Charges Credits on Income	$ (267,368)	$ (72,605)	(121,403)
Banco de Chile Two [Member] | Investment [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Investments	Investments
Commitments made by entity, related party transactions	$ 282,850,110	$ 431,716,879	426,057,614
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Banco de Chile Three [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 42,572	$ 398,855	401,541
Related Party Transactions Charges Credits on Income	$ (42,572)	(398,855)	(401,541)
Banco de Chile Four [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 257,898	174,307
Related Party Transactions Charges Credits on Income	$ 230,765	$ 155,969
Banco de Chile Four [Member] | Investment Rescue [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Investment Rescue
Commitments made by entity, related party transactions		$ 425,089,594	422,665,655
Related Party Transactions Charges Credits on Income		$ 3,354,006	54,456
Banco de Chile Five [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Sales of products
Commitments made by entity, related party transactions		$ 174,307	145,533
Related Party Transactions Charges Credits on Income		155,969	130,223
Banco de Chile Five [Member] | Investment Rescue [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Investment Rescue
Commitments made by entity, related party transactions	$ 305,336,443	425,089,594
Related Party Transactions Charges Credits on Income	$ 495,848	$ 3,354,006
Foods Compaa de Alimentos CCU SA [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Services provided
Commitments made by entity, related party transactions		$ 0	27,744
Related Party Transactions Charges Credits on Income		$ 0	27,744
Aerocentro S.A [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,452	$ 957	0
Related Party Transactions Charges Credits on Income	$ 1,016	$ 670	0
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member]
Statement [Line Items]
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance
Commitments made by entity, related party transactions	$ 971,055	$ 274,937	26,010
Related Party Transactions Charges Credits on Income	$ (971,055)	$ (274,937)	(26,010)
Banco BASA SA. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,796	$ 1,502	1,788
Related Party Transactions Charges Credits on Income	$ 1,257	$ 1,051	1,252
Cadena Farmacenter S.A [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 14,883	$ 1,185	0
Related Party Transactions Charges Credits on Income	$ 10,418	$ 829	0
Cementos Concepcion SAE [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 2,366	$ 1,287	4,823
Related Party Transactions Charges Credits on Income	$ 1,656	$ 901	3,376
Central Cervecera de Colombia S.A.S. [Member] | Capital contribution [Member]
Statement [Line Items]
Country of incorporation	Colombia	Colombia
Description of nature of related party relationship	Contribution of capital	Capital contribution
Commitments made by entity, related party transactions	$ 10,328,704	$ 0	19,287,372
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Chajha SA [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 6,320	$ 6,178	15,414
Related Party Transactions Charges Credits on Income	$ 4,424	$ 4,325	10,790
Cigar Trading SRL [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 848	$ 676	1,368
Related Party Transactions Charges Credits on Income	$ 593	$ 473	958
Club Libertad [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 12,982	$ 0	14,358
Related Party Transactions Charges Credits on Income	$ 9,087	$ 0	10,050
Consignataria de Ganado S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 705	$ 1,215	0
Related Party Transactions Charges Credits on Income	$ 493	$ 850	0
Ecor Ltda [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Bolivia	Bolivia
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 78,996	$ 76,786	140,109
Related Party Transactions Charges Credits on Income	$ (78,996)	$ (76,786)	(140,109)
Emprendimientos Hoteleros S.A.E.C.A [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 21,279	$ 13,338	14,681
Related Party Transactions Charges Credits on Income	$ 14,895	$ 9,337	10,277
ENEX Paraguay S.R.L. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 196,738	$ 77,782	0
Related Party Transactions Charges Credits on Income	$ 137,716	$ 54,447	0
Fundacin Ramn T Cartes [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 741	$ 725	217
Related Party Transactions Charges Credits on Income	$ 518	$ 508	152
Ganadera Las Pampas S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 3,930	$ 4,744	13,611
Related Party Transactions Charges Credits on Income	$ 2,751	$ 3,321	9,528
Ganadera Sofia SA [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation		Paraguay
Description of nature of related party relationship		Sales of products
Commitments made by entity, related party transactions		$ 0	1,962
Related Party Transactions Charges Credits on Income		$ 0	1,374
Grfica Editorial InterSudamericana S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 490	$ 284	464
Related Party Transactions Charges Credits on Income	$ 343	$ 199	325
Habacorp S.R.L. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0	$ 204	0
Related Party Transactions Charges Credits on Income	$ 0	$ 143	0
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 16,543,178	$ 16,520,290	10,419,088
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0
Heineken Brouwerijen BV One [Member] | License and technical assistance [Member]
Statement [Line Items]
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance
Commitments made by entity, related party transactions	$ 19,199,831	$ 18,793,675	12,444,232
Related Party Transactions Charges Credits on Income	$ (19,199,831)	$ (18,793,675)	(12,444,232)
Heineken Brouwerijen BV Two [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 95,279	$ 108,396	182,716
Related Party Transactions Charges Credits on Income	$ (95,279)	$ (108,396)	(182,716)
La Misin S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,278	$ 732	958
Related Party Transactions Charges Credits on Income	$ 894	$ 512	671
Palermo S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 9,613	$ 13,066	4,706
Related Party Transactions Charges Credits on Income	$ 6,729	$ 9,146	3,294
Pamplona S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,302	$ 825	0
Related Party Transactions Charges Credits on Income	$ 912	$ 578	0
Prana S A [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 348	$ 999	1,310
Related Party Transactions Charges Credits on Income	$ 243	$ 699	917
QSR S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 339,904	$ 37,416	40,417
Related Party Transactions Charges Credits on Income	$ 237,933	$ 26,191	28,293
Saga Gym S.R.L. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 541	$ 281	0
Related Party Transactions Charges Credits on Income	$ 379	$ 197	0
Societ des Produits Nestl SA [Member] | Royalties [Member]
Statement [Line Items]
Country of incorporation	Switzerland	Switzerland
Description of nature of related party relationship	Royalty	Royalty
Commitments made by entity, related party transactions	$ 721,098	$ 374,723	671,730
Related Party Transactions Charges Credits on Income	$ (721,098)	$ (374,723)	(671,730)
Tabacalera del Este S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 44,089	$ 23,405	14,215
Related Party Transactions Charges Credits on Income	$ 30,863	$ 16,384	9,950
Zona Franca Central Cervecera S.A.S. [Member] | Capital contribution [Member]
Statement [Line Items]
Country of incorporation	Bolivia	Colombia
Description of nature of related party relationship	Contribution of capital	Capital contribution
Commitments made by entity, related party transactions	$ 0	$ 5,791,718	0
Related Party Transactions Charges Credits on Income	$ 0	0	$ 0
Water Latam S.L. [Member] | Purchase Of Shares [Member]
Statement [Line Items]
Country of incorporation	Spain
Description of nature of related party relationship	Purchase of shares
Commitments made by entity, related party transactions	$ 25,594,237	0
Related Party Transactions Charges Credits on Income	$ 0	0
Inversiones BEBINV S.A. [Member] | Capital contribution [Member]
Statement [Line Items]
Country of incorporation	Bolivia
Description of nature of related party relationship	Contribution of capital
Commitments made by entity, related party transactions	$ 1,648,121	0
Related Party Transactions Charges Credits on Income	$ 0	$ 0